SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	6,716,797
Number of RSUs outstanding, Ending of the period	254,798	6,716,797
Restricted stock units rsu [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	1,198,875	514,832
Vested	(63,657)	(1,072,595)
Issued		1,820,972
Forfeited	(24,334)	(64,334)
Number of RSUs outstanding, Ending of the period	1,110,884	1,198,875